Shareholder Fees - Institutional - Vanguard Extended Duration Treasury Index Fund	Dec. 17, 2021
Institutional Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Institutional Plus Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none